Condensed Consolidated Balance Sheets (Parenthetical) (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Accounts receivable allowance	$ 13,149	$ 20,219
Short-term finance receivables	24,340	25,484
Long-term finance receivables	$ 12,609	$ 14,610
Preferred stock, par value	$ 50	$ 50
Preferred stock, dividend rate	4.00%	4.00%
Preference stock, par value	$ 0.00	$ 0.00
Preference stock, dividend, dollar value' per share	$ 2.12	$ 2.12
Common stock, par value	$ 1.00	$ 1.00
Common stock, shares authorized	480,000,000	480,000,000
Common stock, shares issued	323,337,912	323,337,912
Treasury stock, shares	121,255,390	122,453,865